Royalty, stream and working interests - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Royalty, stream and working interests
Balance at beginning of period	$ 4,632.1	$ 4,797.8
Additions	753.0	315.8
Impairment (charges) and reversals	68.0	(258.1)
Depletion	(297.4)	(238.7)
Impact of foreign exchange	(6.4)	15.3
Balance at end of period	5,149.3	4,632.1
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	406.9	415.6
Additions	540.0	18.8
Transfers	6.3	(1.2)
Depletion	(42.7)	(31.5)
Impact of foreign exchange	(7.5)	5.2
Balance at end of period	903.0	406.9
Streams
Royalty, stream and working interests
Balance at beginning of period	2,653.6	2,804.0
Additions	165.6
Impairment (charges) and reversals		9.6
Depletion	(196.2)	(160.0)
Balance at end of period	2,623.0	2,653.6
Energy
Royalty, stream and working interests
Balance at beginning of period	1,214.6	1,353.6
Additions	24.7	170.2
Impairment (charges) and reversals	75.5	(267.7)
Depletion	(57.9)	(44.9)
Impact of foreign exchange	1.4	3.4
Balance at end of period	1,258.3	1,214.6
Advanced
Royalty, stream and working interests
Balance at beginning of period	294.0	170.9
Additions	22.7	118.6
Transfers		1.2
Impairment (charges) and reversals	(7.5)
Depletion	(0.6)	(2.1)
Impact of foreign exchange	0.2	5.4
Balance at end of period	308.8	294.0
Exploration
Royalty, stream and working interests
Balance at beginning of period	63.0	53.7
Additions		8.2
Transfers	(6.3)
Depletion		(0.2)
Impact of foreign exchange	(0.5)	1.3
Balance at end of period	$ 56.2	$ 63.0